Commitments and Contingencies	12 Months Ended
Jun. 28, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation
The Company is currently a party to various legal proceedings. While management presently believes that the ultimate outcome of such proceedings, individually and in the aggregate, will not materially harm the Company’s financial position, cash flows, or overall trends in results of operations, legal proceedings are subject to inherent uncertainties, and unfavorable rulings could occur.  An unfavorable ruling could include money damages or, in matters for which injunctive relief or other conduct remedies may be sought, an injunction prohibiting the Company from selling one or more products at all or in particular ways. Were unfavorable final outcomes to occur, there exists the possibility of a material adverse impact on the Company’s business, results of operation, financial position and overall trends. The outcomes in these matters are not reasonably estimable.
As a result of a Focused Compliance Inspection and a Compliance Evaluation Inspection at the Company's Durham, North Carolina facilities, the United States Environmental Protection Agency (“EPA”) raised a potential non-compliance issue with certain requirements of the North Carolina Waste Management Law. The Company negotiated a settlement with the EPA to resolve the issue and agreed to pay a penalty of approximately $0.3 million.
Grant Disbursement Agreement (GDA) with the State of New York
The Company currently has a GDA with the State of New York Urban Development Corporation (doing business as Empire State Development). The GDA provides a potential total grant amount of $500.0 million to partially and fully reimburse the Company for certain property, plant and equipment costs related to the Company's construction of a new silicon carbide fabrication facility in Marcy, New York.
The GDA was signed in the fourth quarter of fiscal 2020 and requires the Company to satisfy a number of objectives for the Company to receive reimbursements through the span of the 13-year agreement. These objectives include maintaining a certain level of local employment, investing a certain amount in locally administered research and development activities and the payment of an annual commitment fee for the first six years. Additionally, the Company has agreed, under a separate agreement (the SUNY Agreement), to sponsor the creation of two endowed faculty chairs and fund a scholarship program at SUNY Polytechnic Institute.
The annual cost of satisfying the objectives of the GDA and the SUNY Agreement, excluding the direct and indirect costs associated with employment, varies from $1.0 million to $5.2 million per year through fiscal 2031.